DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			3 Months Ended	6 Months Ended
	Jan. 15, 2021	Jan. 15, 2021	Dec. 31, 2020	Jun. 30, 2021
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants (in Shares)		6,686,667
Price per warrant (in Dollars per share)		$ 1.50
Gross proceeds		$ 10,030,000
Transaction cost	$ 23,221,415	23,221,415
Underwriting fees		8,280,000
Deferred underwriting fees	$ 14,490,000	14,490,000
Other offering cost		$ 451,415
Percentage of assets held in the trust account			80.00%	80.00%
Percentage of outstanding voting			50.00%	50.00%
Share price (in Dollars per share)			$ 10.00	$ 10.00
Net tangible assets			$ 5,000,001	$ 5,000,001
Aggregate public shares, percentage			15.00%	15.00%
Percentage of redemption of public shares			100.00%	100.00%
Net interest to dissolution expenses			$ 100,000	$ 100,000
Trust account, description			In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the interest which may be withdrawn to pay the Company's tax obligations and up to $100,000 for liquidation excepts, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account (even if such waiver is deemed to be unenforceable) and except as to any claims under the Company's indemnity of the underwriters of Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act").
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business Combination, description	Following the closing of the Initial Public Offering on January 15, 2021, an amount of $414,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account, as described below.	an amount of $414,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the "Trust Account") located in the United States and held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account, as described below.
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)	5,400,000	5,400,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)	41,400,000	41,400,000
Shares issued price per share (in Dollars per share)	$ 10.00	$ 10.00
Share price (in Dollars per share)				$ 10.00
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per share (in Dollars per share)				1.50
Gross proceeds from Initial public offering		$ 414,000,000
Sale of warrants (in Shares)		6,686,667
Share price (in Dollars per share)				$ 11.50
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per warrant (in Dollars per share)		$ 1.50
Gross proceeds		$ 10,030,000
Underwriting fees		8,280,000
Deferred underwriting fees	$ 14,490,000	14,490,000
Other offering cost		$ 451,415
Subsequent Event [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)	5,400,000	5,400,000
Subsequent Event [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)	41,400,000	41,400,000
Shares issued price per share (in Dollars per share)	$ 10.00	$ 10.00
Subsequent Event [Member] | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per share (in Dollars per share)	1.50	$ 1.50
Gross proceeds from Initial public offering		$ 414,000,000
Share price (in Dollars per share)	$ 11.50	$ 11.50